Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2011	$ 3,132	$ 7,783	$ 19,406	$ (2,059)	$ 28,262
Balance (in shares) at Dec. 31, 2011	5,011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			2,022		2,022
Other comprehensive income				188	188
Balance at Dec. 31, 2012	3,132	7,783	21,428	(1,871)	30,472
Balance (in shares) at Dec. 31, 2012	5,011				5,011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			1,482		1,482
Other comprehensive income				1,037	1,037
Balance at Dec. 31, 2013	$ 3,132	$ 7,783	$ 22,910	$ (834)	$ 32,991
Balance (in shares) at Dec. 31, 2013	5,011				5,011